UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

April
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia California Intermediate Municipal Bond Fund
Class A / NACMX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 73	0.73%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	1.08	1.00	1.52
Class A (including sales charges)	(1.94)	0.39	1.21
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia California Intermediate Municipal Bond Fund | Class A

|

ASR122_01_(06/25)

Columbia California Intermediate Municipal Bond Fund
Institutional Class / NCMAX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.48%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	1.22	1.27	1.78
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia California Intermediate Municipal Bond Fund | Institutional Class

|

ASR122_08_(06/25)

Columbia California Intermediate Municipal Bond Fund
Institutional 2 Class / CNBRX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 47	0.47%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	1.23	1.28	1.82
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (a)	1.66	1.17	2.10
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia California Intermediate Municipal Bond Fund | Institutional 2 Class

|

ASR122_15_(06/25)

Columbia California Intermediate Municipal Bond Fund
Institutional 3 Class / CCBYX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 42	0.42%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	1.28	1.33	1.85
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia California Intermediate Municipal Bond Fund | Institutional 3 Class

|

ASR122_17_(06/25)

Columbia California Intermediate Municipal Bond Fund
Class S / NCMDX
Annual Shareholder Report | April 30, 2025
This annual shareholder report contains important information about Columbia California Intermediate Municipal Bond Fund (the Fund) for the period of October 2, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 27 (a)	0.48% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Strong security selection in education, airport, local general obligation (GO) and special tax bonds contributed to Fund performance relative to the benchmark.
Credit quality allocation
| Credit quality allocation added to the Fund’s relative performance. Overweights to higher yielding, lower rated A, BBB and non-rated bonds and an underweight to AA bonds added to performance during a period in which investors favored the income generated by higher yielding bonds.
Credit quality selection
| Positive contributions to benchmark-relative performance were driven by security selection in bonds rated AA.
Yield curve allocation
| Shorter maturities outperformed longer maturities, with the strongest index returns coming from the 2-4-year range. The portfolio maintained its barbell profile with heavier exposures on the short and long ends. Exposure to the shorter portion (0-2 years) of the barbell produced the strongest returns, topping all maturity buckets in the index.
Top Performance Detractors
Interest rate positioning
| The Fund’s modest underweight to the shortest maturities within the benchmark (2-to-3 years) detracted from relative performance as municipal market interest rates declined in this portion of the curve. An overweight position to the long end of the curve detracted from relative performance, as market rates in this space moved markedly higher.
Sector allocations
| Underweight positions in pre-paid gas and state general obligation (GO) bonds detracted from relative performance.
Credit quality selection
| Security selection in BBB and single-A rated bonds detracted from relative performance, with selection in BBB rated charter schools and 10-year single-A airport bonds, and the timing of prepay natural gas bonds notable detractors.
Security Selection
| Selection in single-A rated Los Angeles Department of Water and Power bonds, which were impacted by the fires in early 2025, detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	1.22	1.27	1.78
Bloomberg California 3-15 Year Blend Municipal Bond Index	1.50	1.03	1.88
Bloomberg Municipal Bond Index (b)	1.66	1.17	2.10
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 292,380,359
Total number of portfolio holdings	219
Management services fees (represents 0.47% of Fund average net assets)	$ 1,409,905
Portfolio turnover for the reporting period	16%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Southern California Public Power Authority 04/01/2055 5.000%	2.1%
Los Angeles Department of Water & Power 07/01/2041 5.000%	2.1%
California State Public Works Board 08/01/2036 5.000%	1.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign 07/01/2044 5.250%	1.8%
State of California 08/01/2044 5.250%	1.5%
California State University 11/01/2042 5.000%	1.5%
Los Angeles Unified School District 07/01/2032 5.000%	1.4%
Golden State Tobacco Securitization Corp. 06/01/2033 5.000%	1.4%
Foothill-Eastern Transportation Corridor Agency 01/15/2033 0.000%	1.3%
Southern California Public Power Authority 07/01/2041 5.000%	1.3%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at
1-800-345-6611
.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia California Intermediate Municipal Bond Fund | Class S

|

ASR122_16_(06/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	April 30, 2025	April 30, 2024	April 30, 2025	April 30, 2024
Audit fees (a)	31,923	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia California Intermediate Municipal Bond Fund
Annual Financial Statements and Additional Information
April 30, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia California Intermediate Municipal Bond Fund | 2025

Portfolio of Investments
April 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 13.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign(a)
Revenue Bonds
Series 2024B
07/01/2044	5.250%	5,000,000	5,157,210
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,077,161
Subordinated Series 2025
05/15/2034	5.000%	2,000,000	2,143,824
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,567,827
05/15/2037	5.000%	840,000	877,627
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	341,965
05/15/2030	5.000%	500,000	517,724
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,212,514
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,766,405
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,092,091
07/01/2034	5.000%	1,000,000	1,043,244
Revenue Bonds
Series 2024
07/01/2032	5.000%	500,000	558,757
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,033,959
07/01/2034	5.000%	700,000	721,949
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,579,842
Subordinated Series 2020
07/01/2036	5.000%	495,000	510,562
07/01/2039	5.000%	400,000	407,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Subordinated Series 2021B
07/01/2026	5.000%	2,225,000	2,258,660
San Francisco City & County Airport Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,014,461
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,377,089
San Francisco City & County Airport Commission-San Francisco International Airport(a)
Refunding Revenue Bonds
Second Series 2023C
05/01/2037	5.500%	1,750,000	1,905,839
Series 2024-2
05/01/2040	5.250%	3,000,000	3,164,481
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,498,462
05/01/2039	5.000%	1,500,000	1,525,077
Total			40,354,467
Charter Schools 4.6%
California Enterprise Development Authority(b)
Revenue Bonds
Rocklin Academy Project (The)
Series 2024
06/01/2034	5.000%	500,000	509,978
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2024
11/01/2034	5.000%	355,000	385,821
11/01/2035	5.000%	275,000	296,614
California School Finance Authority(b)
Refunding Revenue Bonds
Alliance For College-Ready Public Schools Projects
Series 2024
07/01/2039	5.000%	250,000	258,131
Aspire Public Schools
Series 2016
08/01/2030	5.000%	1,380,000	1,381,056
08/01/2031	5.000%	850,000	850,579
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,405,195
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,010,922
Series 2018
08/01/2038	5.000%	1,000,000	1,008,838
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,250,972
Series 2017
07/01/2037	5.000%	3,090,000	3,115,512
Total			13,473,618
Disposal 0.6%
California Municipal Finance Authority(a)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	961,291
California Municipal Finance Authority(a),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	751,067
Total			1,712,358
Higher Education 8.3%
California Educational Facilities Authority
Refundind Revenue Bonds
Chapman University
Series 2025A
04/01/2035	5.000%	400,000	457,336
04/01/2037	5.000%	575,000	637,137
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,504,973
04/01/2035	5.000%	2,000,000	2,024,590
Series 2018-A
12/01/2036	5.000%	1,000,000	1,017,722
Revenue Bonds
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	790,571
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2031	5.000%	540,000	552,735
10/01/2032	5.000%	615,000	628,575
10/01/2033	5.000%	625,000	637,871
10/01/2034	5.000%	570,000	580,871
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	229,664
10/01/2036	5.000%	250,000	254,517
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,879,313
04/01/2036	5.000%	1,120,000	1,178,934
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	500,000	495,349
California State University
Revenue Bonds
Series 2023A
11/01/2041	5.000%	1,000,000	1,096,990
Series 2024A
11/01/2042	5.000%	4,000,000	4,371,324
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,146,394
University of California
Refunding Revenue Bonds
Series 2023BN
05/15/2039	5.000%	2,500,000	2,714,745
Series 2024BS
05/15/2038	5.000%	2,000,000	2,196,733
Total			24,396,344
Hospital 6.4%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2039	5.000%	2,000,000	2,179,452
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,037,423
Revenue Bonds
Children’s Hospital of Orange County
Series 2024
11/01/2042	5.000%	500,000	529,829
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,565,735
02/01/2034	5.000%	500,000	512,465
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	1,964,410
Lucile Salter Packard Children’s Hospital
Series 2017
11/15/2034	5.000%	250,000	258,569
11/15/2035	5.000%	270,000	278,260
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,034,032
California Statewide Communities Development Authority
Refunding Revenue Bonds
John Muir Health
Series 2024A
12/01/2042	5.250%	1,000,000	1,070,129
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	436,230
08/01/2034	5.000%	650,000	666,074
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,079,965
California Statewide Communities Development Authority(c)
Revenue Bonds
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2036	5.000%	1,410,000	1,510,199
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	513,730
01/01/2036	4.000%	1,000,000	979,248
Total			18,615,750
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,126,028
Joint Power Authority 1.8%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,519,935
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Revenue Bonds
Southern Transmission System
Series 2024
07/01/2041	5.000%	3,550,000	3,654,523
Total			5,174,458
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,560,180
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,026,171
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2024H
12/01/2044	5.250%	2,480,000	2,673,333
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	896,003
06/01/2034	5.000%	775,000	815,030
Total			6,970,717
Local General Obligation 10.6%
Bellevue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	484,929
08/01/2031	0.000%	615,000	491,359
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,081,093
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,037,733
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	508,062
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Encinitas Union School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	612,683
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,070,249
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,184,088
Sustainable Bonds
Series 2024-QRR
07/01/2031	5.000%	1,000,000	1,110,383
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,903,734
Mount San Antonio Community College District
Unlimited General Obligation Bonds
Election of 2018
Series 2024D
08/01/2041	5.000%	1,000,000	1,099,198
08/01/2042	5.000%	1,800,000	1,964,785
Napa Valley Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,595,042
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	652,386
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	772,425
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,051,903
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,051,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2012E
07/01/2032	0.000%	1,015,000	788,100
07/01/2034	0.000%	1,875,000	1,333,746
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2024
07/01/2041	5.000%	1,000,000	1,096,011
San Mateo County Community College District(d)
Unlimited General Obligation Bonds
Election of 2005
Series 2006A (NPFGC)
09/01/2026	0.000%	1,085,000	1,040,074
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	504,689
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,001,803
08/01/2032	5.000%	1,500,000	1,502,093
Total			30,938,121
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,039,900	1,026,165
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2024
08/15/2039	5.000%	475,000	499,366
08/15/2040	5.000%	530,000	552,793
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	379,605
Series 2017
05/15/2032	5.000%	1,000,000	1,017,530
Total			3,475,459
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 6.8%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,299,552
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,053,325
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,640,185
Series 2023D
07/01/2041	5.000%	6,000,000	6,160,734
Revenue Bonds
Series 2023B
07/01/2040	5.000%	2,000,000	2,063,808
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,782,281
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,054,515
Sacramento Municipal Utility District
Revenue Bonds
Green Bonds
Series 2023K
08/15/2040	5.000%	500,000	545,176
08/15/2041	5.000%	400,000	433,188
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2038	5.000%	1,650,000	1,761,219
Total			19,793,983
Other Bond Issue 0.7%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	397,266
09/01/2034	4.000%	600,000	594,652
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	349,222
02/01/2033	4.000%	500,000	498,378
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	352,951
Total			2,192,469
Ports 0.3%
Port of Los Angeles(a)
Refunding Revenue Bonds
Sustainable Bonds
Series 2024-2
08/01/2036	5.000%	250,000	268,875
08/01/2037	5.000%	250,000	267,036
08/01/2038	5.000%	200,000	212,350
Total			748,261
Prep School 1.2%
California Enterprise Development Authority
Revenue Bonds
Castilleja School Foundation Project
Series 2024
06/01/2039	5.000%	300,000	325,072
06/01/2040	5.000%	400,000	429,792
California Municipal Finance Authority
Revenue Bonds
Saint Ignatius College Preparatory
Series 2024A
09/01/2042	5.000%	1,250,000	1,327,089
09/01/2043	5.000%	1,400,000	1,477,697
Total			3,559,650
Prepaid Gas 7.6%
California Community Choice Financing Authority
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
11/01/2054	5.250%	1,000,000	1,050,878
Series 2024 (Mandatory Put 04/01/32)
05/01/2054	5.000%	2,000,000	2,101,529
Series 2024 (Mandatory Put 09/01/32)
02/01/2055	5.000%	3,000,000	3,154,374
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	3,000,000	3,111,550
12/01/2053	5.000%	1,000,000	1,039,076
Series 2022A-1 (Mandatory Put 08/01/28)
05/01/2053	4.000%	1,150,000	1,147,601
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,495,000	1,565,570
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009C
11/01/2039	6.500%	2,350,000	2,789,898
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	6,035,000	6,275,731
Total			22,236,207
Refunded / Escrowed 4.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	421,655
11/15/2030	5.000%	600,000	657,493
11/15/2032	5.000%	850,000	951,042
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	265,000	265,697
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,020,247
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,687,938
05/15/2037	5.000%	1,410,000	1,522,086
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,005,803
Total			12,531,961
Retirement Communities 1.7%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2038	5.000%	500,000	522,098
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	499,429
10/01/2035	4.000%	1,000,000	990,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PRS-California Obligated Group Projects
Series 2024
04/01/2030	5.000%	200,000	212,212
04/01/2031	5.000%	210,000	224,284
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	80,000	77,217
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2026	5.000%	1,000,000	1,004,773
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	153,330
Series 2021
04/01/2039	4.000%	750,000	715,918
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	301,911
07/01/2036	4.000%	430,000	431,678
Total			5,133,312
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,476,301
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	635,081
06/01/2036	5.000%	1,180,000	1,213,131
Total			3,324,513
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	415,606
06/01/2034	4.000%	250,000	250,021
Total			665,627
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 7.8%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	665,196
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	662,434
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,301,832
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,055,401
10/01/2031	5.000%	1,640,000	1,663,683
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	515,392
05/01/2033	5.000%	1,000,000	1,029,888
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023
09/01/2040	5.000%	2,000,000	2,183,041
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	351,847
09/01/2033	5.000%	730,000	765,668
09/01/2034	5.000%	500,000	523,385
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2043	5.250%	1,350,000	1,407,736
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	919,689
10/01/2030	5.000%	350,000	361,189
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	990,000	996,512
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	279,547
08/01/2031	5.000%	355,000	360,691
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	680,741
08/01/2032	5.000%	580,000	588,820
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,867,587
08/01/2029	5.000%	1,000,000	1,003,802
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,205,734
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,303,775
Total			22,693,590
State Appropriated 4.6%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2038	5.000%	2,000,000	2,181,877
Series 2024
09/01/2032	5.000%	1,000,000	1,116,440
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,451,730
Revenue Bonds
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,644,919
May Lee State Office Complex
Series 2024
04/01/2040	5.000%	2,000,000	2,165,489
Total			13,560,455
State General Obligation 3.9%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,339,746
04/01/2031	5.000%	1,000,000	1,066,807
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024
08/01/2044	5.250%	4,100,000	4,462,753
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2039	5.000%	1,000,000	1,086,504
Series 2025
03/01/2035	5.000%	1,000,000	1,139,326
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,281,596
Total			11,376,732
Tobacco 0.5%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2034	4.000%	200,000	196,820
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,281,400
Total			1,478,220
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	335,735
10/01/2037	5.000%	300,000	318,439
Total			654,174
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,027,168
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,723,351
Total			5,750,519
Water & Sewer 5.3%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2035	5.000%	830,000	858,176
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,613,873
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	706,585
11/15/2026	5.000%	1,000,000	1,010,363
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	925,714
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,569,170
Series 2023A
07/01/2040	5.000%	500,000	516,817
Metropolitan Water District of Southern California
Refunding Revenue Bonds
Series 2024C
04/01/2041	5.000%	1,115,000	1,221,297
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,009,219
San Diego Public Facilities Financing Authority
Revenue Bonds
Subordinated Series 2024A
05/15/2040	5.000%	500,000	552,687
05/15/2041	5.000%	750,000	822,998
San Francisco City & County Public Utilities Commission Wastewater
Revenue Bonds
Series 2024C
10/01/2042	5.000%	2,200,000	2,361,256
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2036	4.000%	1,325,000	1,326,585
Total			15,494,740
Total Municipal Bonds (Cost $293,915,070)			287,431,733
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(f)	2,008,659	2,008,860
Total Money Market Funds (Cost $2,008,659)		2,008,860
Total Investments in Securities (Cost: $295,923,729)		289,440,593
Other Assets & Liabilities, Net		2,939,766
Net Assets		292,380,359
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $14,775,840, which represents 5.05% of total net assets.

(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(d)	Zero coupon bond.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(f)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	287,431,733	—	287,431,733
Money Market Funds	2,008,860	—	—	2,008,860
Total Investments in Securities	2,008,860	287,431,733	—	289,440,593
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $295,923,729)	$289,440,593
Cash	1,317
Receivable for:
Capital shares sold	561,093
Dividends	3,860
Interest	3,941,386
Expense reimbursement due from Investment Manager	830
Prepaid expenses	3,120
Other assets	5,962
Total assets	293,958,161
Liabilities
Payable for:
Capital shares redeemed	733,717
Distributions to shareholders	696,489
Management services fees	3,752
Distribution and/or service fees	210
Transfer agent fees	10,613
Compensation of board members	851
Other expenses	23,079
Deferred compensation of board members	109,091
Total liabilities	1,577,802
Net assets applicable to outstanding capital stock	$292,380,359
Represented by
Paid in capital	312,723,127
Total distributable earnings (loss)	(20,342,768)
Total - representing net assets applicable to outstanding capital stock	$292,380,359
Class A
Net assets	$30,647,692
Shares outstanding	3,190,512
Net asset value per share	$9.61
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.91
Institutional Class
Net assets	$139,859,866
Shares outstanding	14,581,965
Net asset value per share	$9.59
Institutional 2 Class
Net assets	$6,460,253
Shares outstanding	676,152
Net asset value per share	$9.55
Institutional 3 Class
Net assets	$105,247,583
Shares outstanding	10,983,388
Net asset value per share	$9.58
Class S
Net assets	$10,164,965
Shares outstanding	1,059,780
Net asset value per share	$9.59
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Statement of Operations
Year Ended April 30, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$55,678
Interest	9,693,776
Total income	9,749,454
Expenses:
Management services fees	1,409,905
Distribution and/or service fees
Class A	78,636
Transfer agent fees
Class A	21,326
Advisor Class	4,914
Institutional Class	102,807
Institutional 2 Class	3,961
Institutional 3 Class	5,149
Class S	4,117
Custodian fees	2,227
Printing and postage fees	16,937
Registration fees	17,074
Accounting services fees	31,923
Legal fees	17,391
Interest on interfund lending	244
Compensation of chief compliance officer	53
Compensation of board members	14,373
Deferred compensation of board members	9,652
Other	24,418
Total expenses	1,765,107
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(309,561)
Expense reduction	(20)
Total net expenses	1,455,526
Net investment income	8,293,928
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,164,664)
Net realized loss	(1,164,664)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,910,448)
Net change in unrealized appreciation (depreciation)	(3,910,448)
Net realized and unrealized loss	(5,075,112)
Net increase in net assets resulting from operations	$3,218,816
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended April 30, 2025	Year Ended April 30, 2024
Operations
Net investment income	$8,293,928	$7,935,314
Net realized loss	(1,164,664)	(1,592,738)
Net change in unrealized appreciation (depreciation)	(3,910,448)	(752,281)
Net increase in net assets resulting from operations	3,218,816	5,590,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(792,822)	(873,674)
Advisor Class	(196,696)	(343,274)
Class C	—	(40,848)
Institutional Class	(4,202,046)	(3,987,695)
Institutional 2 Class	(193,706)	(254,711)
Institutional 3 Class	(2,758,635)	(2,388,239)
Class S	(173,024)	—
Total distributions to shareholders	(8,316,929)	(7,888,441)
Increase (decrease) in net assets from capital stock activity	19,919,243	(33,855,804)
Total increase (decrease) in net assets	14,821,130	(36,153,950)
Net assets at beginning of year	277,559,229	313,713,179
Net assets at end of year	$292,380,359	$277,559,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	April 30, 2025		April 30, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	733,921	7,196,893	1,246,404	12,145,689
Distributions reinvested	74,643	730,391	83,290	810,458
Shares redeemed	(911,995)	(8,965,937)	(2,495,941)	(24,008,550)
Net decrease	(103,431)	(1,038,653)	(1,166,247)	(11,052,403)
Advisor Class
Shares sold	109,071	1,068,899	280,713	2,744,464
Distributions reinvested	17,921	175,426	35,290	342,914
Shares redeemed	(1,526,555)	(14,952,132)	(123,653)	(1,194,502)
Net increase (decrease)	(1,399,563)	(13,707,807)	192,350	1,892,876
Class C
Shares sold	—	—	35,755	352,215
Distributions reinvested	—	—	3,662	35,632
Shares redeemed	—	—	(364,588)	(3,561,970)
Net decrease	—	—	(325,171)	(3,174,123)
Institutional Class
Shares sold	4,275,339	41,824,484	4,351,712	42,189,058
Distributions reinvested	397,842	3,887,026	378,308	3,679,754
Shares redeemed	(5,427,248)	(52,995,985)	(4,271,275)	(41,287,790)
Net increase (decrease)	(754,067)	(7,284,475)	458,745	4,581,022
Institutional 2 Class
Shares sold	79,415	767,747	432,453	4,226,334
Distributions reinvested	19,798	192,666	26,181	253,435
Shares redeemed	(242,581)	(2,374,319)	(512,601)	(4,905,336)
Net decrease	(143,368)	(1,413,906)	(53,967)	(425,567)
Institutional 3 Class
Shares sold	5,359,919	52,722,567	457,945	4,434,689
Distributions reinvested	106,973	1,043,096	18,894	183,616
Shares redeemed	(2,140,113)	(20,912,920)	(3,116,248)	(30,295,914)
Net increase (decrease)	3,326,779	32,852,743	(2,639,409)	(25,677,609)
Class S
Shares sold	1,229,939	12,175,233	—	—
Distributions reinvested	15,853	154,612	—	—
Shares redeemed	(186,012)	(1,818,504)	—	—
Net increase	1,059,780	10,511,341	—	—
Total net increase (decrease)	1,986,130	19,919,243	(3,533,699)	(33,855,804)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

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Columbia California Intermediate Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 4/30/2025	$9.75	0.25	(0.14)	0.11	(0.25)	(0.25)
Year Ended 4/30/2024	$9.81	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2023	$9.77	0.23	0.04	0.27	(0.23)	(0.23)
Year Ended 4/30/2022	$10.71	0.21	(0.94)	(0.73)	(0.21)	(0.21)
Year Ended 4/30/2021	$10.24	0.22	0.47	0.69	(0.22)	(0.22)
Institutional Class
Year Ended 4/30/2025	$9.74	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2024	$9.79	0.26	(0.05)	0.21	(0.26)	(0.26)
Year Ended 4/30/2023	$9.75	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.69	0.23	(0.94)	(0.71)	(0.23)	(0.23)
Year Ended 4/30/2021	$10.21	0.25	0.48	0.73	(0.25)	(0.25)
Institutional 2 Class
Year Ended 4/30/2025	$9.70	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2024	$9.76	0.26	(0.06)	0.20	(0.26)	(0.26)
Year Ended 4/30/2023	$9.72	0.25	0.04	0.29	(0.25)	(0.25)
Year Ended 4/30/2022	$10.66	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.18	0.26	0.48	0.74	(0.26)	(0.26)
Institutional 3 Class
Year Ended 4/30/2025	$9.73	0.28	(0.15)	0.13	(0.28)	(0.28)
Year Ended 4/30/2024	$9.78	0.27	(0.05)	0.22	(0.27)	(0.27)
Year Ended 4/30/2023	$9.74	0.26	0.04	0.30	(0.26)	(0.26)
Year Ended 4/30/2022	$10.68	0.24	(0.94)	(0.70)	(0.24)	(0.24)
Year Ended 4/30/2021	$10.21	0.26	0.47	0.73	(0.26)	(0.26)
Class S
Year Ended 4/30/2025(e)	$9.93	0.16	(0.34)	(0.18)	(0.16)	(0.16)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia California Intermediate Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 4/30/2025	$9.61	1.08%	0.83% (c)	0.73% (c),(d)	2.51%	16%	$30,648
Year Ended 4/30/2024	$9.75	1.85%	0.84% (c)	0.73% (c),(d)	2.45%	12%	$32,130
Year Ended 4/30/2023	$9.81	2.76%	0.83% (c)	0.73% (c),(d)	2.31%	12%	$43,752
Year Ended 4/30/2022	$9.77	(6.96% )	0.85%	0.74% (d)	1.96%	8%	$44,427
Year Ended 4/30/2021	$10.71	6.80%	0.87%	0.75% (d)	2.09%	5%	$34,289
Institutional Class
Year Ended 4/30/2025	$9.59	1.22%	0.58% (c)	0.48% (c),(d)	2.75%	16%	$139,860
Year Ended 4/30/2024	$9.74	2.21%	0.59% (c)	0.48% (c),(d)	2.70%	12%	$149,369
Year Ended 4/30/2023	$9.79	3.02%	0.58% (c)	0.48% (c),(d)	2.52%	12%	$145,710
Year Ended 4/30/2022	$9.75	(6.74% )	0.60%	0.49% (d)	2.21%	8%	$347,070
Year Ended 4/30/2021	$10.69	7.18%	0.62%	0.50% (d)	2.34%	5%	$388,017
Institutional 2 Class
Year Ended 4/30/2025	$9.55	1.23%	0.57% (c)	0.47% (c)	2.76%	16%	$6,460
Year Ended 4/30/2024	$9.70	2.12%	0.57% (c)	0.47% (c)	2.72%	12%	$7,951
Year Ended 4/30/2023	$9.76	3.03%	0.56% (c)	0.46% (c)	2.58%	12%	$8,524
Year Ended 4/30/2022	$9.72	(6.72% )	0.55%	0.44%	2.25%	8%	$8,777
Year Ended 4/30/2021	$10.66	7.26%	0.56%	0.44%	2.40%	5%	$13,265
Institutional 3 Class
Year Ended 4/30/2025	$9.58	1.28%	0.52% (c)	0.42% (c)	2.83%	16%	$105,248
Year Ended 4/30/2024	$9.73	2.28%	0.52% (c)	0.42% (c)	2.76%	12%	$74,497
Year Ended 4/30/2023	$9.78	3.09%	0.52% (c)	0.42% (c)	2.68%	12%	$100,733
Year Ended 4/30/2022	$9.74	(6.66% )	0.50%	0.39%	2.31%	8%	$6,708
Year Ended 4/30/2021	$10.68	7.19%	0.51%	0.39%	2.45%	5%	$5,348
Class S
Year Ended 4/30/2025 (e)	$9.59	(1.87% )	0.59% (c)	0.48% (c)	2.85%	16%	$10,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements
April 30, 2025
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is

Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended April 30, 2025 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended April 30, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.04 (a)
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.07 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended April 30, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	17,159

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2025 (%)
Class A	0.73
Institutional Class	0.48
Institutional 2 Class	0.47
Institutional 3 Class	0.42
Class S	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, these differences were primarily due to differing treatment for investments in partnerships and/or grantor trusts, capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
245	(245)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended April 30, 2025				Year Ended April 30, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
12,693	8,304,236	—	8,316,929	13,141	7,875,300	—	7,888,441
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At April 30, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	712,586	—	(13,766,125)	(6,483,649)
At April 30, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
295,924,242	922,217	(7,405,866)	(6,483,649)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended April 30, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(5,261,274)	(8,504,851)	(13,766,125)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $67,991,556 and $48,758,063, respectively, for the year ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	340,000	5.12	5
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt

Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,
Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At April 30, 2025, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia California Intermediate Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia California Intermediate Municipal Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia California Intermediate Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia California Intermediate Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
June 18, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia California Intermediate Municipal Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended April 30, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
99.85%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia California Intermediate Municipal Bond Fund  | 2025

Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN122_04_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025